Annual Total Returns - Fidelity® Global ex U.S. Index Fund [BarChart] - 10.31 Fidelity International Index Funds Combo PRO-15 - Fidelity® Global ex U.S. Index Fund	Dec. 30, 2020
Bar Chart Table:
Annual Return, Inception Date	Sep. 08, 2011
Fidelity Global ex U.S. Index Fund
Bar Chart Table:
Annual Return 2012	17.79%
Annual Return 2013	14.27%
Annual Return 2014	(4.40%)
Annual Return 2015	(5.60%)
Annual Return 2016	4.59%
Annual Return 2017	27.40%
Annual Return 2018	(13.91%)
Annual Return 2019	21.34%